Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
SEC PAY VERSUS PERFORMANCE DISCLOSURE
The following table sets forth information regarding the relationship between compensation actually paid to our n am
ed executive officers, as defined in the Securities and Exchange Commission rules, and the financial performance of the company.

							Value of Initial Fixed $100
					Average		Investment Based on:
	Summary		Summary		Summary	Average
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation		Peer Group
	Table Total	Actually Paid	Table Total	Actually Paid	Table Total	Actually Paid	Total	Total		Earnings
	for Terry K.	to Terry K.	for Pierce H.	to Pierce H.	for Non-PEO	to Non-PEO	Shareholder	Shareholder		Per
Year	Spencer 2	Spencer 1,2	Norton II 3	Norton II 1,2	NEOs 4	NEOs 1,4	Return 5	Return 5,6	Net Income	Share

2022	$—	$—	$8,139,024	$7,369,578	$3,040,323	$1,844,648	$111.01	$130.13	$1,722,221,246	$3.84

2021	$9,287,113	$5,136,261	$7,246,578	$8,150,397	$3,163,660	$5,392,850	$93.37	$109.74	$1,499,706,012	$3.35

2020	$10,143,927	$(5,589,662)	$—	$—	$2,525,762	$(1,426,729)	$56.64	$76.18	$612,808,674	$1.42
1
The following table sets forth amounts that were deducte
d fr
om, and added to, the Summary Compensation Table total compensation amounts to calculate the com
p
ensation actually paid amounts.

	2022			2021		2020

Description	Pierce H.	Non-PEO	Terry K.	Pierce H.	Non-PEO NEO	Terry K.	Non-PEO NEO
	Norton II	NEO Average	Spencer	Norton II	Average	Spencer	Average

Deduction for change in actuarial present value reported under the “Change in Pension Value” column of the Summary Compensation Table for applicable fiscal year	$—	$—	$(1,235,813)	$—	$(46,997)	$(3,234,997)	$(214,649)

Increase for actuarially determined service cost for pension plans a	—	$62,031	$368,731	—	$60,374	$418,192	$47,996

Deduction for Grant-Date Fair Value of stock awards granted during applicable year reported under the “Stock Awards” column of the Summary Compensation Table	$(5,618,292)	$(1,732,317)	$(5,992,741)	$(5,913,510)	$(1,750,508)	$(5,354,587)	$(1,535,969)

Increase for year-end fair value of equity awards granted during the applicable fiscal year that are outstanding and unvested as of the end of the covered fiscal year b,c	$4,920,590	$1,304,078	$1,377,776	$6,817,329	$2,442,362	$2,211,868	$634,451

Increase for awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date c	—	—	—	—	—	$77	$77

Increase/deduction for change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year b,c	$(71,744)	$(642,527)	$521,705	—	$998,915	$(10,157,850)	$(2,975,301)

Increase/deduction for awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value b,c	—	$141,362	$2,405,551	—	$525,044	$383,708	$90,904

Deduction for the fair value amount at the end of the prior fiscal year for awards granted in prior years that fail to meet the applicable vesting conditions during the covered fiscal year b,c,d,e	—	$(328,301)	$(1,596,061)	—	0	0	0

Total Adjustments	$(769,446)	$(1,195,674)	$(4,150,852)	$903,819	$2,229,190	$(15,733,589)	$(3,952,491)
See footnotes on the following page.

SEC PAY VERSUS PERFORMANCE DISCLOSURE

Though 2019 is not a covered year in the pay versus performance adjustments, year-end Monte Carlo valuations were used for the 2017, 2018 and 2019 PSU awards to calculate their change in fair value during 2020.
For PSUs granted February 22, 2017, the risk-free interest rate used in the fair value valuation adjustments was 1.5%. In comparison, the risk-free interest rate used at the time of grant for all outstanding 2017 NEO PSUs was 1.49%. The historical stock price volatility used in the fair value valuation adjustments was 11.9%. In comparison, the annualized 3-year historical volatility used at the time of grant for all outstanding 2017 NEO PSUs was 40.6%.
For PSUs granted February 21, 2018, the risk-free interest rate used in the fair value valuation adjustments was 1.59% for December 31, 2019, and 0.08% for December 31, 2020. In comparison, the risk-free interest rate used at the time of grant for all outstanding 2018 NEO PSUs was 2.44%. The historical stock price volatility used in the fair value adjustments were 22.2% for December 31, 2019, based on 1.15-years historical price data, and 58% for December 31, 2020, based on 1.5-months historical stock price data. In comparison, the annualized 3-year historical volatility used at the time of grant for all outstanding 2018 NEO PSUs was 39.2%.
For PSUs granted February 20, 2019, the risk-free interest rate used in the fair value valuation adjustments was 1.59%, 0.10%, and 0.05% for December 31, 2019, December 31, 2020, and December 31, 2021, respectively. In comparison, the risk-free rate used at the time of grant for all outstanding 2019 NEO PSUs was 2.47%. The historical stock price volatility used in the fair value valuation adjustments was 21.4%, based on 2.14-years historical price data as of December 31, 2019, 93%, based on 1.14-years historical price data as of December 31, 2020, and 30.3%, based on 1.5-months historical price data as of December 31, 2021 for December 31, 2019, December 31, 2020, and December 31, 2021, respectively. In comparison, the annualized 3-year historical volatility used at the time of grant for all outstanding 2019 NEO PSUs was 27.1%.
For PSUs granted February 19, 2020, the risk-free interest rate used in the fair value valuation adjustments was 0.14%, 0.44%, and 4.31% for December 31, 2020, December 31, 2021, and December 31, 2022, respectively. In comparison, the risk-free rate used at the time of grant for all outstanding 2020 NEO PSUs was 1.39%. The historical stock price volatility used in the fair value valuation adjustments was 69.9%, based on 2.14-years historical price data as of December 31, 2020, 32.3%, based on 1.14-years historical price data as of December 31, 2021, and 29.7%, based on 0.14-years historical price data as of December 31, 2022 for December 31, 2020, December 31, 2021, and December 31, 2022, respectively. In comparison, the annualized 3-year historical volatility used at the time of grant for all outstanding 2020 NEO PSUs was 21.7%.
For PSUs granted February 17, 2021, the risk-free interest rate used in the fair value valuation adjustments was 0.76% for December 31, 2021, and 4.69% for December 31, 2022. In comparison, the risk-free interest rate used at the time of grant for all outstanding 2021 NEO PSUs was 0.21%. The historical stock price volatility used in the fair value valuation adjustments was 71.3%, based on 2.13-years historical price data as of December 31, 2021, and 34.1%, based on 1.13-years historical price data as of December 31, 2022, for December 31, 2021, and December 31, 2022, respectively. In comparison, the annualized 3-year historical volatility used at the time of grant for all outstanding 2021 NEO PSUs was 60.3%.
For PSUs granted February 23, 2022, the risk-free interest rate used in the fair value valuation adjustments was 4.38%. In comparison, the risk-free rate used at the time of grant for all outstanding 2022 NEO PSUs was 1.78%. The historical stock price volatility used in the fair value valuation adjustments was 35.2%, based on 2.15-years historical price data. In comparison, the annualized 3-year historical volatility used at the time of grant for all outstanding 2022 NEO PSUs was 61.1%.
a
Includes service cost for pension and SERP retirement plans. There was no prior service cost for 2020, 2021, or 2022.
b
Dividend equivalents are accrued in the form of restricted stock units or performance units, as applicable, over the term of the vesting period and are paid when the awards vest. Dividends (and corresponding dividend equivalents) are reflected in the fair value of the applicable award.
c
Fair value is calculated pursuant to ASC 718.
d
2022 reflects the average of the fair value as of December 31, 2021 of 180 RSUs and 619 PSUs granted on February 20, 2020, 1,883 RSUs and 7,588 PSUs granted on February 19, 2021 and 2,482 RSUs and 9,596 PSUs granted February 23, 2022 that were cancelled December 31, 2022, due to Mr. Martinovich’s retirement.
e
2021 reflects the fair value as of December 31, 2020 of 2,232 RSUs and 8,855 PSUs granted on February 20, 2019 and 6,763 RSUs and 23,736 PSUs granted on February 19, 2020 that were cancelled September 30, 2021, due to Mr. Spencer’s retirement.
2
Mr. Spencer retired as our President and Chief Executive Officer, effective June 28, 2021, and retired as an advisor to the President and Chief Executive Officer and from the Board, effective September 30, 2021.
3
Mr. Norton was appointed by the Board as Mr. Spencer’s successor, effective June 28, 2021.
4
Our named executive officers whose compensation amounts are included in the Non-PEO average are Walter H. Hulse, Kevin L. Burdick, Sheridan C. Swords and Robert F. Martinovich for 2020, 2021 and 2022.
5
TSR is calculated from December 31, 2019 to the end of the applicable fiscal year.
6
Peer Group TSR is the Alerian Midstream Energy Select Index.

Company Selected Measure Name	Earnings per Share
Named Executive Officers, Footnote [Text Block]	Our named executive officers whose compensation amounts are included in the Non-PEO average are Walter H. Hulse, Kevin L. Burdick, Sheridan C. Swords and Robert F. Martinovich for 2020, 2021 and 2022.
Peer Group Issuers, Footnote [Text Block]	Peer Group TSR is the Alerian Midstream Energy Select Index.
Adjustment To PEO Compensation, Footnote [Text Block]
1
The following table sets forth amounts that were deducte
d fr
om, and added to, the Summary Compensation Table total compensation amounts to calculate the com
p
ensation actually paid amounts.

	2022			2021		2020

Description	Pierce H.	Non-PEO	Terry K.	Pierce H.	Non-PEO NEO	Terry K.	Non-PEO NEO
	Norton II	NEO Average	Spencer	Norton II	Average	Spencer	Average

Deduction for change in actuarial present value reported under the “Change in Pension Value” column of the Summary Compensation Table for applicable fiscal year	$—	$—	$(1,235,813)	$—	$(46,997)	$(3,234,997)	$(214,649)

Increase for actuarially determined service cost for pension plans a	—	$62,031	$368,731	—	$60,374	$418,192	$47,996

Deduction for Grant-Date Fair Value of stock awards granted during applicable year reported under the “Stock Awards” column of the Summary Compensation Table	$(5,618,292)	$(1,732,317)	$(5,992,741)	$(5,913,510)	$(1,750,508)	$(5,354,587)	$(1,535,969)

Increase for year-end fair value of equity awards granted during the applicable fiscal year that are outstanding and unvested as of the end of the covered fiscal year b,c	$4,920,590	$1,304,078	$1,377,776	$6,817,329	$2,442,362	$2,211,868	$634,451

Increase for awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date c	—	—	—	—	—	$77	$77

Increase/deduction for change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year b,c	$(71,744)	$(642,527)	$521,705	—	$998,915	$(10,157,850)	$(2,975,301)

Increase/deduction for awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value b,c	—	$141,362	$2,405,551	—	$525,044	$383,708	$90,904

Deduction for the fair value amount at the end of the prior fiscal year for awards granted in prior years that fail to meet the applicable vesting conditions during the covered fiscal year b,c,d,e	—	$(328,301)	$(1,596,061)	—	0	0	0

Total Adjustments	$(769,446)	$(1,195,674)	$(4,150,852)	$903,819	$2,229,190	$(15,733,589)	$(3,952,491)

Non-PEO NEO Average Total Compensation Amount	$ 3,040,323	$ 3,163,660	$ 2,525,762
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,844,648	5,392,850	(1,426,729)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
1
The following table sets forth amounts that were deducte
d fr
om, and added to, the Summary Compensation Table total compensation amounts to calculate the com
p
ensation actually paid amounts.

	2022			2021		2020

Description	Pierce H.	Non-PEO	Terry K.	Pierce H.	Non-PEO NEO	Terry K.	Non-PEO NEO
	Norton II	NEO Average	Spencer	Norton II	Average	Spencer	Average

Deduction for change in actuarial present value reported under the “Change in Pension Value” column of the Summary Compensation Table for applicable fiscal year	$—	$—	$(1,235,813)	$—	$(46,997)	$(3,234,997)	$(214,649)

Increase for actuarially determined service cost for pension plans a	—	$62,031	$368,731	—	$60,374	$418,192	$47,996

Deduction for Grant-Date Fair Value of stock awards granted during applicable year reported under the “Stock Awards” column of the Summary Compensation Table	$(5,618,292)	$(1,732,317)	$(5,992,741)	$(5,913,510)	$(1,750,508)	$(5,354,587)	$(1,535,969)

Increase for year-end fair value of equity awards granted during the applicable fiscal year that are outstanding and unvested as of the end of the covered fiscal year b,c	$4,920,590	$1,304,078	$1,377,776	$6,817,329	$2,442,362	$2,211,868	$634,451

Increase for awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date c	—	—	—	—	—	$77	$77

Increase/deduction for change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year b,c	$(71,744)	$(642,527)	$521,705	—	$998,915	$(10,157,850)	$(2,975,301)

Increase/deduction for awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value b,c	—	$141,362	$2,405,551	—	$525,044	$383,708	$90,904

Deduction for the fair value amount at the end of the prior fiscal year for awards granted in prior years that fail to meet the applicable vesting conditions during the covered fiscal year b,c,d,e	—	$(328,301)	$(1,596,061)	—	0	0	0

Total Adjustments	$(769,446)	$(1,195,674)	$(4,150,852)	$903,819	$2,229,190	$(15,733,589)	$(3,952,491)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph reflects the relationship between compensation actually paid and our cumulative TSR. (TSR reflects the value of a $100 investment in ONEOK common stock on December 31, 2019 and assumes reinvestment of dividends).
COMPENSATION ACTUALLY PAID VERSUS TOTAL SHAREHOLDER RETURN

Compensation Actually Paid vs. Net Income [Text Block]	The following graph reflects the relationship between compensation actually paid and net income. COMPENSATION ACTUALLY PAID VERSUS NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graph reflects the relationship between compensation actually paid and Earnings per Share. COMPENSATION ACTUALLY PAID VERSUS EARNINGS PER SHARE
Total Shareholder Return Vs Peer Group [Text Block]
The following graph reflects the relationship between compensation actually paid and our cumulative TSR. (TSR reflects the value of a $100 investment in ONEOK common stock on December 31, 2019 and assumes reinvestment of dividends).
COMPENSATION ACTUALLY PAID VERSUS TOTAL SHAREHOLDER RETURN

Tabular List [Table Text Block]
We believe the following performance measures represent the most important performance measures used by us to link compensation actually pai
d to our named executive officers for the fiscal year ended December 31, 2022:
●	Earnings Per Share
●	Return on Invested Capital
●	Relative TSR Percentile

Total Shareholder Return Amount	$ 111.01	93.37	56.64
Peer Group Total Shareholder Return Amount	130.13	109.74	76.18
Net Income (Loss)	$ 1,722,221,246	$ 1,499,706,012	$ 612,808,674
Company Selected Measure Amount	3.84	3.35	1.42
PEO Name	Mr. Spencer	Mr. Norton
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR Percentile
Pierce H.Norton II [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,139,024	$ 7,246,578
PEO Actually Paid Compensation Amount	7,369,578	8,150,397
Terry K.Spencer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		9,287,113	$ 10,143,927
PEO Actually Paid Compensation Amount		5,136,261	(5,589,662)
PEO [Member] | Pierce H.Norton II [Member] | Increase for Actuarially Determined Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Pierce H.Norton II [Member] | Fair Value of Stock awards Granted During Applicable Year Reported Under the Stock Awards Column of the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,618,292)	(5,913,510)
PEO [Member] | Pierce H.Norton II [Member] | Fair Value of Equity Awards Granted During the Applicable Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,920,590	6,817,329
PEO [Member] | Pierce H.Norton II [Member] | Awards That Are Granted And Vest In The Same Covered Fiscal Year The Fair Value As Of The Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Pierce H.Norton II [Member] | Change As Of The End Of The Covered Fiscal Year From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Prior Years That Are Outstanding And Unvested As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(71,744)	0
PEO [Member] | Pierce H.Norton II [Member] | Granted In Prior Years That Vest In The Covered Fiscal Year The Amount Equal To The Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Pierce H.Norton II [Member] | Fair Value Amount At The End Of The Prior Fiscal Year For Awards Granted In Prior Years That Fail To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Pierce H.Norton II [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(769,446)	903,819
PEO [Member] | Terry K.Spencer [Member] | Change In Actuarial Present Value Reported Under The change In Pension Value Column Of The Summary Compensation Table For Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,235,813)		(3,234,997)
PEO [Member] | Terry K.Spencer [Member] | Increase for Actuarially Determined Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	368,731		418,192
PEO [Member] | Terry K.Spencer [Member] | Fair Value of Stock awards Granted During Applicable Year Reported Under the Stock Awards Column of the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,992,741)		(5,354,587)
PEO [Member] | Terry K.Spencer [Member] | Fair Value of Equity Awards Granted During the Applicable Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,377,776		2,211,868
PEO [Member] | Terry K.Spencer [Member] | Awards That Are Granted And Vest In The Same Covered Fiscal Year The Fair Value As Of The Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0		77
PEO [Member] | Terry K.Spencer [Member] | Change As Of The End Of The Covered Fiscal Year From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Prior Years That Are Outstanding And Unvested As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	521,705		(10,157,850)
PEO [Member] | Terry K.Spencer [Member] | Granted In Prior Years That Vest In The Covered Fiscal Year The Amount Equal To The Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,405,551		383,708
PEO [Member] | Terry K.Spencer [Member] | Fair Value Amount At The End Of The Prior Fiscal Year For Awards Granted In Prior Years That Fail To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,596,061)		0
PEO [Member] | Terry K.Spencer [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,150,852)		(15,733,589)
Non-PEO NEO [Member] | Change In Actuarial Present Value Reported Under The change In Pension Value Column Of The Summary Compensation Table For Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(46,997)	(214,649)
Non-PEO NEO [Member] | Increase for Actuarially Determined Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	62,031	60,374	47,996
Non-PEO NEO [Member] | Fair Value of Stock awards Granted During Applicable Year Reported Under the Stock Awards Column of the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,732,317)	(1,750,508)	(1,535,969)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During the Applicable Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,304,078	2,442,362	634,451
Non-PEO NEO [Member] | Awards That Are Granted And Vest In The Same Covered Fiscal Year The Fair Value As Of The Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	77
Non-PEO NEO [Member] | Change As Of The End Of The Covered Fiscal Year From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Prior Years That Are Outstanding And Unvested As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(642,527)	998,915	(2,975,301)
Non-PEO NEO [Member] | Granted In Prior Years That Vest In The Covered Fiscal Year The Amount Equal To The Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	141,362	525,044	90,904
Non-PEO NEO [Member] | Fair Value Amount At The End Of The Prior Fiscal Year For Awards Granted In Prior Years That Fail To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(328,301)	0	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,195,674)	$ 2,229,190	$ (3,952,491)